Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table total for CEO(1) ($)	Compensation actually paid to CEO (2) ($)	Average Summary Compensation Table total for other NEOs(1) ($)	Average compensation actually paid to other NEOs(2) ($)	TSR(3) ($)	Peer group TSR(4) ($)	Net Income ($ in millions)	EBITDA ($ in millions)	EPS ($ per share)
2022	5,194,928	11,965,685	1,555,949	2,883,232	233	161	106.5	208.7	3.17
2021	4,842,276	10,996,753	1,401,633	2,688,652	187	188	62.6	143	2.25
2020	3,903,216	7,319,491	1,240,668	1,583,967	132	123	42.3	128	1.72

Named Executive Officers, Footnote [Text Block]	For each year referenced in the table, Mr. Cutillo served as our CEO, and our other NEO’s include for 2020 and 2021 Messrs. Ballschmiede and Wolf, and for 2020, Messrs. Ballschmiede, Wolf, Chandler and Wadsworth.
Peer Group Issuers, Footnote [Text Block]	The peer group data reflects our compensation peer group as approved by the Compensation Committee for each year, with minimal changes each year to better reflect our increasing size and complexity. The table below provides a summary of the companies in the group by year:

Company Name	Compensation Peer 2020	Compensation Peer 2021	Compensation Peer 2022
Aegion Corporation	✓
Chart Industries, Inc.	✓	✓	✓
Columbus McKinnon Corporation	✓	✓	✓
Comfort Systems USA, Inc.	✓	✓	✓
Construction Partners, Inc.			✓
Dycom Industries, Inc.	✓	✓	✓
Eagle Materials Inc.	✓	✓	✓
Granite Construction Incorporated	✓	✓	✓
Great Lakes Dredge & Dock Corporation	✓	✓	✓
IES Holdings, Inc.	✓	✓	✓
Infrastructure and Energy Alternatives			✓
INNOVATE Corp	✓	✓	✓
Matrix Service Company	✓	✓	✓
MYR Group Inc.	✓	✓	✓
Primoris Services Corporation	✓	✓	✓
Standex International Corporation	✓	✓
Summit Materials, Inc.		✓	✓
U.S. Concrete, Inc.	✓	✓

PEO Total Compensation Amount	$ 5,194,928	$ 4,842,276	$ 3,903,216
PEO Actually Paid Compensation Amount	$ 11,965,685	10,996,753	7,319,491
Adjustment To PEO Compensation, Footnote [Text Block]	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. The following table details these adjustments:

			Equity Award Adjustments
Year	Executive(s)	Summary compensation table total ($)	Deduct stock awards ($)	Include year-end equity value for awards granted during the year ($)	Include Change in value of prior equity awards vesting during year ($)	Deduct value of prior year awards forfeited during year ($)	Include Change in value of prior equity awards not vested during year ($)
2022	CEO	5,194,928	(2,489,979)	3,622,924	3,117,174	—	2,520,638
	Other NEOs	1,555,949	(493,362)	717,844	589,480	—	513,319
2021	CEO	4,842,276	(2,346,190)	2,511,992	3,381,888	—	2,606,787
	Other NEOs	1,401,633	(479,715)	513,613	684,562	—	568,560
2020	CEO	3,903,216	(1,924,004)	2,119,177	568,820	—	2,652,283
	Other NEOs	1,240,668	(444,104)	437,256	134,942	(140,800)	356,005

Non-PEO NEO Average Total Compensation Amount	$ 1,555,949	1,401,633	1,240,668
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,883,232	2,688,652	1,583,967
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. The following table details these adjustments:

			Equity Award Adjustments
Year	Executive(s)	Summary compensation table total ($)	Deduct stock awards ($)	Include year-end equity value for awards granted during the year ($)	Include Change in value of prior equity awards vesting during year ($)	Deduct value of prior year awards forfeited during year ($)	Include Change in value of prior equity awards not vested during year ($)
2022	CEO	5,194,928	(2,489,979)	3,622,924	3,117,174	—	2,520,638
	Other NEOs	1,555,949	(493,362)	717,844	589,480	—	513,319
2021	CEO	4,842,276	(2,346,190)	2,511,992	3,381,888	—	2,606,787
	Other NEOs	1,401,633	(479,715)	513,613	684,562	—	568,560
2020	CEO	3,903,216	(1,924,004)	2,119,177	568,820	—	2,652,283
	Other NEOs	1,240,668	(444,104)	437,256	134,942	(140,800)	356,005

Tabular List [Table Text Block]
As noted above, our compensation committee believes in a holistic evaluation of our executives’ and our Company’s performance and uses a mix of performance measures throughout our annual and long-term incentive programs to align executive pay with shareholder value creation. As required by SEC rules, the performance measures identified as the most important for named executive officers’ 2022 compensation decisions are listed below.

For performance year 2022, our compensation committee identified the performance measures listed here as the most important in their compensation-setting process for the named executive officers. The importance of EBITDA is reflected by our use of this measure when setting performance standards applicable to short-term incentive plans. Our compensation committee utilizes EPS for purposes of setting long-term incentive performance goals.
EBITDA
EPS

Total Shareholder Return Amount	$ 233	187	132
Peer Group Total Shareholder Return Amount	161	188	123
Net Income (Loss)	$ 106,500,000	$ 62,600,000	$ 42,300,000
Company Selected Measure Amount	208,700,000	143,000,000	128,000,000
PEO Name	Mr. Cutillo
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Other Performance Measure Amount | $ / shares	3,170,000	2,250,000	1,720,000
Measure Name	EPS
PEO [Member] | Adjustment, Deduct Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,489,979)	$ (2,346,190)	$ (1,924,004)
PEO [Member] | Adjustment, Year End Equity Value For Awards Granted During Period [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,622,924	2,511,992	2,119,177
PEO [Member] | Adjustment, Change In Value of Prior Equity Awards Vested During Period [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,117,174	3,381,888	568,820
PEO [Member] | Adjustment, Deduct Value Of Prior Year Awards Forfeited During Period [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjustment, Include Change In Value Of Prior Equity Awards Not Vested During Period [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,520,638	2,606,787	2,652,283
Non-PEO NEO [Member] | Adjustment, Deduct Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(493,362)	(479,715)	(444,104)
Non-PEO NEO [Member] | Adjustment, Year End Equity Value For Awards Granted During Period [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	717,844	513,613	437,256
Non-PEO NEO [Member] | Adjustment, Change In Value of Prior Equity Awards Vested During Period [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	589,480	684,562	134,942
Non-PEO NEO [Member] | Adjustment, Deduct Value Of Prior Year Awards Forfeited During Period [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(140,800)
Non-PEO NEO [Member] | Adjustment, Include Change In Value Of Prior Equity Awards Not Vested During Period [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 513,319	$ 568,560	$ 356,005